Lease Assets - Summary of Right-of-use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 447.0
Depreciation	(107.9)	$ (117.7)
Ending balance	476.5	447.0
Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	447.0	558.5
Additions	56.0	42.4
Acquisitions	79.9	7.0
Depreciation	(107.9)	(117.7)
Modifications	24.6	16.8
Impairment	(19.1)	(59.1)
Foreign exchange	(4.0)	(0.9)
Ending balance	476.5	447.0
Building | Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	443.4	554.4
Additions	43.8	40.7
Acquisitions	74.0	7.0
Depreciation	(102.9)	(115.0)
Modifications	24.4	16.4
Impairment	(19.1)	(59.1)
Foreign exchange	(3.9)	(1.0)
Ending balance	459.7	443.4
Other | Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3.6	4.1
Additions	12.2	1.7
Acquisitions	5.9	0.0
Depreciation	(5.0)	(2.7)
Modifications	0.2	0.4
Impairment	0.0	0.0
Foreign exchange	(0.1)	0.1
Ending balance	$ 16.8	$ 3.6